Note 13. Future Minimum Lease Payments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Ground rents	$ 546,884	$ 114,587
Contingent rents included in ground rents	46,980	1,733
Operating Leases, Rent Expense, Net	32,744	$ 0
2017	665,242
2018	640,676
2019	583,690
2020	537,633
2021	513,156
Thereafter	2,495,686
Operating Leases, Future Minimum Payments Due	$ 5,436,083